PROPERTY, PLANT AND EQUIPMENT - Property plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 154,860
Ending balance	196,749	$ 139,336
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	252,929	196,886
Additions	62,167	21,156
Acquired through the Norway Acquisition	1,323
Construction in progress transferred in	0	0
Disposals	(785)	(84)
Exchange adjustments	9
Ending balance	315,643	217,958
Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(98,069)	(58,250)
Charge for the period	(21,392)	(20,376)
Disposals	567	4
Ending balance	(118,894)	(78,622)
Construction in Progress [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	76,082	30,354
Construction in Progress [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,095	16,512
Additions	48,159	19,390
Acquired through the Norway Acquisition	0
Construction in progress transferred in	(2,172)	(5,548)
Disposals	0	0
Exchange adjustments	0
Ending balance	76,082	30,354
Construction in Progress [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the period	0	0
Disposals	0	0
Ending balance	0	0
Building [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	23,249	19,356
Building [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	27,364	23,449
Additions	897	0
Acquired through the Norway Acquisition	99
Construction in progress transferred in	233	0
Disposals	0	0
Exchange adjustments	0
Ending balance	28,593	23,449
Building [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,631)	(3,525)
Charge for the period	(713)	(568)
Disposals	0	0
Ending balance	(5,344)	(4,093)
Land [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,156	484
Land [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,058	484
Additions	0	0
Acquired through the Norway Acquisition	1,091
Construction in progress transferred in	0	0
Disposals	0	0
Exchange adjustments	7
Ending balance	3,156	484
Land [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Charge for the period	0	0
Disposals	0	0
Ending balance	0	0
Machinery [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	32,992	23,657
Machinery [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	48,738	32,872
Additions	154	823
Acquired through the Norway Acquisition	34
Construction in progress transferred in	948	0
Disposals	(9)	(69)
Exchange adjustments	1
Ending balance	49,866	33,626
Machinery [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(13,462)	(6,803)
Charge for the period	(3,417)	(3,169)
Disposals	5	3
Ending balance	(16,874)	(9,969)
Electronic Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	21,350	7,338
Electronic Equipment [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15,286	10,624
Additions	12,749	155
Acquired through the Norway Acquisition	18
Construction in progress transferred in	1	0
Disposals	(150)	(15)
Exchange adjustments	0
Ending balance	27,904	10,764
Electronic Equipment [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,449)	(2,473)
Charge for the period	(2,227)	(954)
Disposals	122	1
Ending balance	(6,554)	(3,426)
Leasehold Improvements and Property Improvements [member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	34,229	53,124
Leasehold Improvements and Property Improvements [member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	117,808	104,517
Additions	16	758
Acquired through the Norway Acquisition	0
Construction in progress transferred in	773	5,548
Disposals	0	0
Exchange adjustments	0
Ending balance	118,597	110,823
Leasehold Improvements and Property Improvements [member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(70,978)	(43,003)
Charge for the period	(13,390)	(14,696)
Disposals	0	0
Ending balance	(84,368)	(57,699)
Others [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	5,691	5,023
Others [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,580	8,428
Additions	192	30
Acquired through the Norway Acquisition	81
Construction in progress transferred in	217	0
Disposals	(626)	0
Exchange adjustments	1
Ending balance	11,445	8,458
Others [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,549)	(2,446)
Charge for the period	(1,645)	(989)
Disposals	440	0
Ending balance	$ (5,754)	$ (3,435)